Employee Benefit Plan, Fair Value and NAV (Details) - EBP 002 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Level 3 Reconciliation, Increase from Transfer into Level 3		$ 0
EBP, Investment, Level 3 Reconciliation, Decrease from Transfer out of Level 3		0
Investments, at fair value (See Note 3)		1,311,512,712	$ 1,170,324,448
BOKF common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		51,063,570	50,765,240
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		771,026,816	709,523,023
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		92,085,693	77,916,987
Collective investment funds measured at NAV1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)	[1]	397,336,633	332,119,198
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		910,311,673	834,844,677
Fair Value, Inputs, Level 1 [Member] | BOKF common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		51,063,570	50,765,240
Fair Value, Inputs, Level 1 [Member] | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		771,026,816	709,523,023
Fair Value, Inputs, Level 1 [Member] | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		88,221,287	74,556,414
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		3,864,406	3,360,573
Fair Value, Inputs, Level 2 [Member] | BOKF common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		0	0
Fair Value, Inputs, Level 2 [Member] | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		0	0
Fair Value, Inputs, Level 2 [Member] | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		3,864,406	3,360,573
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		0	0
Fair Value, Inputs, Level 3 [Member] | BOKF common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		0	0
Fair Value, Inputs, Level 3 [Member] | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		0	0
Fair Value, Inputs, Level 3 [Member] | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 3)		$ 0	$ 0

[1]	In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.